[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

March 25, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	First American Strategy Funds, Inc (the “Registrant”)
(Registration Nos. 333-07463 and 811-07687)

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, the Nuveen Strategy Aggressive Growth Allocation Fund, Nuveen Strategy Growth Allocation Fund, Nuveen Balanced Allocation Fund and Nuveen Strategy Conservative Allocation Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 34, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on March 21, 2011.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren